Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Statement of financial position [abstract]
Summary of classification of borrowings

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Non-current
Borrowings	349,559	389,096	294,415

Total non-current	349,559	389,096	294,415

Current
Borrowings	190,227	62,317	10,352

Total current	190,227	62,317	10,352

Total Borrowings	539,786	451,413	304,767

Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates
The maturities of the Company’s borrowings (excluding lease liabilities) and its exposure to interest rates are as follow:

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Fixed rate
Less than one year	113,174	43,370	4,841
One to two years	105,652	200,172	14,721
Three to five years	134,623	44,932	132,486

	353,449	288,474	152,048
Floating rates
Less than one year	77,053	18,947	5,5111
One to two years	64,352	99,060	14,721
Three to five years	44,932	44,932	132,487

	186,337	162,939	152,719

Total borrowings	539,786	451,413	304,767

Summary of detailed information about borrowings
The following table details the carrying amounts of borrowings as of December 31, 2020:

Subsidiary	Bank	Subscription date	Currency	Amount of principal	Interest	Rate Annual	Expiration	Carrying amount
Vista Argentina	Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio y Citibank NA (1)	July, 2018	US	150,000	Floating	LIBOR + 4.5%	July, 2023	277,353
				150,000	Fixed	8%
Vista Argentina		July, 2020	ARS	806,738	Floating	Badcor + 8.5%	January, 2022	10,977
				161,348	Fixed	43%
Vista Argentina	Banco BBVA	July, 2019	US	15,000	Fixed	9.4%	July, 2022	11,853
Vista Argentina	Banco BBVA	April, 2020	ARS	725,000	Floating	TM20 + 6%	April, 2021	4,676
Vista Argentina	Banco Macro	July, 2020	ARS	1,800,000	Floating	Badlar + 9%	July, 2021	23,217
Vista Argentina	Banco BBVA	July, 2020	ARS	120,424	Floating	Badlar + 8%	January, 2022	1,509
Vista Argentina	Banco BBVA	October, 2020	ARS	130,482	Floating	Badlar + 8%	April, 2022	1,659
Vista Argentina	Bolsas y Mercados Argentinos S.A.	December, 2020	ARS	1,965,000	Fixed	31%	January, 2021	9,061 (2)

Subsidiary	Instruments	Subscription date	Currency	Amount of principal	Interest	Rate Annual	Expiration	Carrying amount
Vista Argentina	ON I	July, 2019	US	50,000	Fixed	7.88%	July, 2021	50,485
Vista Argentina	ON II	August, 2019	US	50,000	Fixed	8.5%	August, 2022	50,267
Vista Argentina	ON III	February, 2020	US	50,000	Fixed	3.5%	February, 2024	50,168
Vista Argentina	ON IV	August, 2020	ARS	725,650	Floating	Badlar + 1.37%	February, 2022	8,930
Vista Argentina	ON V	August, 2020	US	20,000	Fixed	0%	August, 2023	19,787
		December, 2020	US	10,000	Fixed	0%	August, 2023	9,910
Vista Argentina	ON VI	December, 2020	US	10,000	Fixed	3.24%	December, 2024	9,934

Summary of reconciliation of liabilities arising from financing activities
The movements in the borrowings are as follows:

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Balance at the beginning of the periods/year	451,413	304,767	—	—
Balance of financial liability as of April 4, 2018 of VISTA related to Series A shares	—	—	647,083	—
Proceeds from bridge loan (1)	—	—	260,000	—
Payment of bridge loan transaction costs	—	—	(11,904)	—
Payment of bridge loan (1)	—	—	(260,000)	—
Proceeds from borrowings (2)	198,618	234,728	300,000	—
Payment of borrowings transaction costs	(2,259)	(1,274)	(8,333)	—
Payment of redemption of Series A shares (Note 21 .1)	—	—	(204,590)	—
Capitalization of liability related to Series A shares (2)	—	—	(442,491)	—
Interes expense (3) (Note 11.2)	47,923	34,159	15,546	—
Payment of borrowings’ interests	(43,756)	(32,438)	(5,018)	—
Payment of borrowings’ principal	(98,761)	(90,233)	—	—
Costs of early settlements of borrowings and amortized cost (Note 11.3)	2,811	2,076	14,474	—
Foreing currency exchange difference	(16,203)	(372)

Balances at the end of the period/year	539,786	451,413	304,767	—

(1)
On April 4, 2018, the Company subscribed a bridge loan agreement with Citibank, NA, Credit Suisse AG and Morgan Stanley Senior Funding, Inc., as
co-lenders,
for an amount of 260,000 in order to pay a portion of the price of acquisition of the shares of APCO and APCO Argentina. Such loan originated transaction costs for an amount of 11,904. The loan had an expiration date on February 11, 2019 and bore interest of 3.25% to be increased on a quarterly basis reaching 5% at the expiration date. The repayment of the entire principal would occur on the final maturity date. The repayment of the entire principal and interest accrued occurred on July 19, 2018.

This loan was prepaid on July 19, 2018, when a new financing was obtained through its Argentine subsidiary as explained in item 2). Consequently, the collateral in favor of the lenders was released. As of that date, the remaining amount of deferred expenses related to this loan for 11,904 were recognized in profit or loss.

(2)	As of December 31, 2020, Includes 201,728 net of 3,110 of government bonds in guarantees (non-cash).
(3)	Non-cash movement

Schedule of warrants liability
In accordance with IFRS, a contract to issue a variable number of shares should be classified as a financial liability and measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss and comprehensive income.

Non-current	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Warrants	362	16,860	23,700

Total non-current	362	16,860	23,700

Summary of financial instruments by category
The following chart presents financial instruments by category:

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
American governments bonds (Note 23)	8,004	—	8,004
Trade and other receivables (Note 17)	546	—	546

Total non-current financial assets	8,550	—	8,550

Cash, banks and short-term investments (Note 20)	170,851	32,096	202,947

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Trade and other receivables (Note 17)	30,109	—	30,109

Total current financial assets	200,960	32,096	233,056

Liabilities
Borrowings (Note 18.1)	349,559	—	349,559
Warrants (Note 18.3)	—	362	362
Leases liabilities (Note 15)	17,498	—	17,498

Total non-current financial liabilities	367,057	362	367,419

Borrowings (Note 18.1)	190,227	—	190,227
Accounts payable and accrued liabilities (Note 26)	118,619	—	118,619
Leases liabilities (Note 15)	6,183	—	6,183

Total current financial liabilities	315,029	—	315,029

As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
American governments bonds (Note 23)	7,882	—	7,882
Trade and other receivables (Note 17)	4,372	—	4,372

Total non-current financial assets	12,254	—	12,254

Cash, banks and short-term investments (Note 20)	251,245	8,783	260,028
Trade and other receivables (Note 17)	70,191	—	70,191

Total current financial assets	321,436	8,783	330,219

Liabilities
Borrowings (Note 18.1)	389,096	—	389,096
Warrants (Note 18.3)	—	16,860	16,860
Leases liabilities (Note 15)	9,372	—	9,372
Accounts payable and accrued liabilities (Note 26)	419	—	419

Total non-current financial liabilities	398,887	16,860	415,747

Accounts payable and accrued liabilities (Note 26)	98,269	—	98,269
Borrowings (Note 18.1)	62,317	—	62,317
Leases liabilities (Note 15)	7,395	—	7,395

Total current financial liabilities	167,981	—	167,981

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Assets
Trade and other receivables (Note 17)	9,049	—	9,049

Total non-current financial assets	9,049	—	9,049

Cash, banks and short-term investments (Note 20)	52,116	28,792	80,908
Trade and other receivables (Note 17)	69,587	—	69,587

Total current financial assets	121,703	28,792	150,495

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Liabilities
Accounts payable and accrued liabilities (Note 26)	1,007	—	1,007
Borrowings (Note 18.1)	294,415	—	294,415
Warrants (Note 18.3)	—	23,700	23,700

Total non-current financial liabilities	295,422	23,700	319,122

Accounts payable and accrued liabilities (Note 26)	84,334	—	84,334
Borrowings (Note 18.1)	10,352	—	10,352
Warrants (Note 18.3)	—	—	—

Total current financial liabilities	94,686	—	94,686

Summary of financial income and expense
For the year ended December 31, 2020:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	822	—	822
Interest expense (Note 11.2)	(47,923)	—	(47,923)
Amortized cost (Note 11.3)	(2,811)	—	(2,811)
Changes in the fair value of Warrants (Note 11.3)	—	16,498	16,498
Foreign currency exchange difference, net (Note 11.3)	3,068	—	3,068
Effect of discount of assets and liabilities at present value (Note 11.3)	(3,432)	—	(3,432)
Impairment of financial assets (Note 11.3)	(4,839)	—	(4,839)
Changes in the fair value of the financial assets (Note 11.3)	—	(645)	(645)
Interest expense leases (Note 11.3)	(1,641)	—	(1,641)
Unwinding of discount on asset retirement obligation (Note 11.3)	(2,584)	—	(2,584)
Others (Note 11.3)	633	—	633

Total	(58,707)	15,853	(42,854)

For the year ended December 31, 2019:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	3,770	—	3,770
Interest expense (Note 11.2)	(34,163)	—	(34,163)
Cost of early settlements of borrowings and amortized cost(Note 11.3)	(2,076)	—	(2,076)
Changes in the fair value of Warrants (Note 11.3)	—	6,840	6,840
Foreign currency exchange difference, net (Note 11.3)	(2,991)	—	(2,991)
Effect of discount of assets and liabilities at present value (Note 11.3)	(10)	—	(10)
Changes in the fair value of the financial assets (Note 11.3)	—	873	873
Interest expense leases (Note 11.3)	(1,561)	—	(1,561)
Unwinding of discount on asset retirement obligation (Note 11.3)	(1,723)	—	(1,723)
Others (Note 11.3)	(67)	—	(67)

Total	(38,821)	7,713	(31,108)

For the period from April 4, 2018 through December 31, 2018:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	2,532	—	2,532
Interest expense (Note 11.2)	(15,746)	—	(15,746)
Foreign currency exchange difference, net (Note 11.3)	3,005	—	3,005
Changes in the fair value of Warrants (Note 11.3)	—	(8,860)	(8,860)
Changes in the fair value of government bonds and mutual funds (Note 11.3)
Cost of early settlements of borrowings and amortized cost (Note 11.3)	(14,474)	—	(14,474)
Effect on discount on assets and liabilities at present value (Note 11.3)	(2,743)	—	(2,743)
Unwinding of discount on asset retirement obligation (Note 11.3)	(897)	—	(897)
Others (Note 11.3)	(366)	—	(366)

Total	(28,689)	(8,860)	(36,630)

For the period from January 1, 2018 through April 3, 2018:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	239	—	239
Interest expense (Note 11.2)	(23)	—	(23)
Foreign currency exchange difference, net (Note 11.3)	(995)	—	(995)
Results from financial instruments at fair value (Note 11.3)	—	69	69
Changes in the fair value of government bonds and mutual funds (Note 11.3)	—	—	—
Cost of early settlements of borrowings and amortized cost (Note 11.3)	—	—	—
Effect on discount on assets and liabilities at present value (Note 11.3)	—	—	—
Unwinding of discount on asset retirement obligation (Note 11.3)	(233)	—	(233)

Total	(1,012)	69	(943)

Summary of financial assets and liabilities measured at fair value
The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2020, December 31, 2019 and December 31, 2018:

As of December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Short term investments	32,096	—	—	32,096

Total assets	32,096	—	—	32,096

As of December 31, 2020	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at FVTPL
Warrants	—	—	362	362

Total liabilities	—	—	362	362

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Short term investments	8,783	—	—	8,783

Total assets	8,783	—	—	8,783

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at FVTPL
Warrants	—	—	16,860	16,860

Total liabilities	—	—	16,860	16,860

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Government bonds and mutual funds	28,792	—	—	28,792

Total assets	28,792	—	—	28,792

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at FVTPL
Warrants	—	—	23,700	23,700

Total liabilities	—	—	23,700	23,700

Summary of weighted average assumptions used to estimate fair value
The following weighted average assumptions were used to estimate the fair value of the warrant liability as of December 31, 2020, December 31, 2019 and December 31, 2018:

	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
Annualized volatility	40.212%	22.941%	26.675%
Domestic risk-free interest rate	4.344%	6.562%	8.575%
Foreign risk-free interest rate	0.129%	1.697%	2.537%
Expected life of warrants in years	2.29 years	3.31 years	4.27 years

Reconciliation of level 3 fair value measurements

Reconciliation of Level 3 fair value measurements	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
Balance of warrant liability as of the beginning of the year	16,860	23,700	14,840
Total change in fair value of warrants:
(Profit) / loss in fair value of warrants (Note 11.3)	(16,498)	(6,840)	8,860

Balance at year end (Note 18.3)	362	16,860	23,700

Summary of fair value of liabilities

As of December 31, 2020	Carrying amount	Fair Value	Level
Liabilities
Borrowings	539,786	567,381	2

Total liabilities	539,786	567,381

As of December 31, 2019	Carrying amount	Fair Value	Level
Liabilities
Borrowings	451,413	416,845	2

Total liabilities	451,413	416,845

As of December 31, 2018	Carrying amount	Fair Value	Level
Liabilities
Borrowings	304,767	286,734	2

Total liabilities	304,767	286,734

Summary of effect of change in foreign exchange rates

	Consolidated Successor As of December 31, 2020		Consolidated Successor As of December 31, 2019		Consolidated Successor As of December 31, 2018		Predecessor As of April 3, 2018
Change in Argentine peso rate	+/-50%		+/-33%		+/-28%		+/-30%
Effect in profit or loss	(22,170	) / 22,170	(20,350	) / 20,350	(12,697	)/12,697	(10,381	)/10,381
Effect in equity	(22,170	) / 22,170	(20,350	) / 20,350	(12,697	)/12,697	(10,381	)/10,381

Summary of sensitivity analysis for types of market risk

	Consolidated Successor For the year ended December 31, 2020		Consolidated Successor For the year ended December 31, 2019		Consolidated Successor For the period from April 4, 2018 through December 31, 2018		Predecessor For the period from January 1, 2018 through April 3, 2018
Change in government bonds	+/-10%		+/-10%		+/-10%		+/-10%
Effect in profit before tax	163 /	(163)	530 /	(530)	1,329 /	(1,329)	1,213 /	(1,213)
Change in mutual funds	+/-10%		+/-10%		+/-10%		+/-10%
Effect in profit before tax	3,046 /	(3,046)	366 /	(366)	5,096 /	(5,096)	1,587 /	(1,587)

Summary of detailed information about concentration of risk that arises from contracts within scope of IFRS 17
The Company has the following credit risk concentration regarding its participation on all trade receivables as of and on revenues for the years:

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Percentages on total trade receivables:
Customers
Raizen Argentina S.A. (previously Shell Cía. Argentina de Petróleo S.A)	25%	34%	31%
Trafigura Argentina S.A.	25%	31%	35%
Camuzzi Gas Pampeana, S.A.	13%	16%	8%

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Percentages on revenues from contracts with customers by product:
Oil Market
Trafigura Argentina S.A.	46%	45%	34%
Trafigura Pte LTD	17%	-%	-%
Raizen Argentina S.A. (previusly Shell Cía. Argentina de Petróleo S.A)	17%	53%	40%
ENAP Refinerias S.A.	12%	-%	-%
Pampa Energía S.A.	-%	-%	13%
YPF S.A.	-%	-%	12%
Natural Gas
Camuzzi Gas Pampeana S.A.	29%	22%	6%
Rafael G. Albanesi S.A.	22%	22%	26%
Metroenergía S.A.	13%	14%	3%
San Atanasio Energía S.A.	4%	2%	10%

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Cía. Inversora de Energía S.A.	3%	7%	13%

Summary of credit risk exposure
Set out below is the information about the credit risk exposure on the Company’s trade receivables:

Successor-December 31, 2020	Current	<90 days	90–365 days	>365 days	Total
Estimated total gross carrying amount at default	18,236	5,024	3	—	23,263
Expected credit loss	—	—	(3)	—	(3)

					23,260

Successor-December 31, 2019	Current	<90 days	90–365 days	>365 days	Total
Estimated total gross carrying amount at default	46,490	6,189	100	—	52,779
Expected credit loss	—	—	(100)	—	(100)

					52,679

Successor-December 31, 2018	Current	<90 days	90–365 days	>365 days	Total
Estimated total gross carrying amount at default	44,374	7,965	3,833	—	56,172
Expected credit loss	—	—	(257)	—	(257)

					55,915

Summary of managing liquidity risk
The determination of the Company’s liquidity index as of December 31, 2020, December 31, 2019 and December 31, 2018 is detailed below:

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Current assets	267,836	372,571	185,145
Current liabilities	333,738	193,036	134,118

Liquidity Index	0.803	1.930	1.380

Summary of contractual undiscounted cash flows of financial liabilities
The amounts shown in the table are the contractual undiscounted cash flows.

As of December 31, 2020	Financial liabilities excluding borrowings	Borrowings	Total
Not yet due:
Less than one year	124,802	190,227	315,029
One to two years	5,733	170,004	175,737
Two to five years	12,127	179,555	191,682

Total	142,662	539,786	682,448

As of December 31, 2019	Financial liabilities excluding borrowings	Borrowings	Total
Not yet due:
Less than one year	105,664	62,317	167,981
One to two years	5,334	299,232	304,566
Two to five years	21,317	89,864	111,181

Total	132,315	451,413	583,728

As of December 31, 2018	Financial liabilities excluding borrowings	Borrowings	Total
Not yet due:
Less than one year	84,334	10,352	94,686
One to two years	1,007	26,471	27,478
Two to five years	23,700	267,944	291,644

Total	109,041	304,767	413,808